SHARE CAPITAL AND EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2026	2025
Weighted average number of common shares outstanding	321,075,968	319,072,751
Effect of dilutive stock options and equity-settled share-based payments	1,081,855	645,501
Weighted average number of common shares outstanding for diluted earnings per share calculation	322,157,823	319,718,252